Related party	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Related parties	Related parties
a.Key management compensation
The amounts paid to directors and officers for their roles as executives for the years ended December 31, 2024, 2023 and 2022 included in “Personnel expenses” are shown below:

	For the years ended December 31,
	2024	2023	2022

Key management compensation	(7,397)	(6,971)	(5,705)
For the year ended December 31, 2024, the Group has accrued US$ 13.2 million (2023: US$ 8.1 million) as bonuses payable to key management. At the end of February 2025, the Group settled the bonuses payable in the form of cash and equity, paying US$6.9 million in cash and US$6.7 million in Class A common shares of the Company.
The Group also accrued US$ 0.8 million (2023: US$ 2.9 million) as a Strategic Bonus payable to key management as described in note 15(b).
The accruals for key management and strategic bonuses provided for are included in “Personnel expenses”.
b.Deferred consideration
As described in note 21(b), deferred consideration is payable to the management of Moneda and CSHG. The deferred consideration payable to Moneda management was finalized and paid for by issuing 2,423,546 Class A common shares on January 31, 2025.
c.Long-term investments
As described in notes 12(b), the Group purchased shares on behalf of PBPE General Partner V, Ltd.’s investment fund Private Equity Fund V (PE V) in Lavoro Agro Limited (“Lavoro”) for approximately $8.2 million. Lavoro was a private equity investment of PE V prior to going public and entering into a business combination (closed February 28, 2023) with an independent SPAC entity, formerly known as TPB Acquisition Corporation I.
d.Carried interest allocation
As described in note 23(b), up to 35% of the performance fee receivable from certain of the Group’s investment funds are payable to the Group’s employees.
e.Share based incentive plan
As described in note 29(d), the Company has share based incentive plans to provide long-term incentives to certain employees, directors, and other eligible participants in exchange for their services.
f.Lease commitments
Note 21(a) details lease payments made for various office premises and include the following leases with related parties
i.Moneda has a related party entity that was excluded from the Moneda acquisition. As a result, a lease contract was entered into by MAM I and MCB in 2021 and MAGF in 2022 with their related party entity Moneda III SpA (beneficially owned by Moneda’s former partners).
ii.PLATAM leases office space in Brazil from Gestão e Transformação Infraestrutura, a service provider to portfolio companies managed by the Group.
iii.Patria Asset Management leases office space in Medelin, Colombia, from Fondo Inmobiliario Colombia, a fund managed by the Group.
The impact of the abovementioned leases on the consolidated statement of financial position and consolidated statement of profit or loss were as follows:
Consolidated Statement of Financial Position

Related party lease - Santiago	2024	2023	2022

Lease liabilities (current)	803	520	502
Lease liabilities (non-current)	2,854	2,604	3,078

Related party lease - Gestão e Transformação Infraestrutura

Lease liabilities (current)	260	—	—
Lease liabilities (non-current)	1,203	—	—

Related party lease - Fondo Inmobiliario Colombia

Lease liabilities (current)	48	—	—
Lease liabilities (non-current)	707	—	—
Consolidated Statement of Profit & Loss

Related party lease - Santiago	2024	2023	2022

Principal paid	844	538	425
Depreciation of right-of-use assets	785	551	481
Interest on lease liabilities	94	79	73

Related party lease - Gestão e Transformação Infraestrutura

Principal paid	249	—	—
Interest on lease liabilities	122	—	—

Related party lease - Fondo Inmobiliario Colombia

Principal paid	102	—	—
Depreciation of right-of-use assets	48	—	—
Interest on lease liabilities	94	—	—
g.SPAC
Refer to notes 5(f) and 21(c) for related party transaction with the SPAC.
h.Tria option arrangements
Four directors of Tria hold a 33.33% share of the previously mentioned company. The option arrangements provide the Group with the option to acquire the remaining 33.33% share in the company from these individuals – refer to note 21(d)(iii).
i.Igah option arrangements
Three directors of PILTDA hold a 57.08% share in Igah GP IV. The option arrangements provide the Group with the option to acquire the remaining 57.08% share in the company from these individuals – refer to note 21(d)(ii).